Consolidated Statement of Changes in Stockholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Retained Earnings [Member]
Cash dividends per share (in dollars per share)		$ 0.57
Treasury acquired, shares (in shares)	58,200	98,832
Cash dividends per share (in dollars per share)	$ 0.60